Loans (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Amortized Cost	$ 229
Single-Family Residential
Amortized Cost	$ 229
Description of financial effect	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan
Loan Class	0.06%